Expense Example - DWS CROCI US Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 672
3 Years	878
5 Years	1,101
10 Years	1,740
Class T
Expense Example:
1 Year	342
3 Years	536
5 Years	747
10 Years	1,353
Class C
Expense Example:
1 Year	284
3 Years	569
5 Years	980
10 Years	2,127
Class R
Expense Example:
1 Year	135
3 Years	421
5 Years	729
10 Years	1,601
Class R6
Expense Example:
1 Year	66
3 Years	208
5 Years	362
10 Years	810
INST Class
Expense Example:
1 Year	68
3 Years	223
5 Years	391
10 Years	879
Class S
Expense Example:
1 Year	68
3 Years	214
5 Years	373
10 Years	$ 835